Noncontrolling Interests	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Noncontrolling Interest [Abstract]
Noncontrolling Interests
13.	Noncontrolling Interests

The following table summarizes the noncontrolling interests held by others in the Company’s subsidiaries at September 30, 2011 and December 31, 2010 (in thousands):

	September 30,	December 31,
	2011	2010

BankAtlantic Bancorp	$3,295	7,823
Bluegreen	41,055	44,362
Joint ventures	27,768	26,071

Total noncontrolling interests	$72,118	78,256

The following table summarizes the noncontrolling interests (loss) earnings recognized by others with respect to the Company’s subsidiaries for the three and nine months ended September 30, 2011 and 2010 (in thousands):

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2011	2010	2011	2010
		As Revised		As Revised
		(Note 1)		(Note 1)
Noncontrolling interest - Continuing Operations:
BankAtlantic Bancorp	$(5,390)	(14,005)	(5,365)	(59,360)
Bluegreen	6,240	2,164	12,828	9,976
Joint ventures	2,426	3,898	6,111	6,306

	$3,276	(7,943)	13,574	(43,078)

Noncontrolling interest - Discontinued Operations:
Bluegreen	$(1,313)	(4,148)	(17,371)	(7,552)

	$(1,313)	(4,148)	(17,371)	(7,552)

Net income (loss) attributable to noncontrolling interests	$1,963	(12,091)	(3,797)	(50,630)

32.	Noncontrolling Interests

The following table summarizes the noncontrolling interests held by others in the Company’s subsidiaries at December 31, 2010 and 2009 (in thousands):

	December 31,
	2010	2009
BankAtlantic Bancorp	$7,823	88,910
Bluegreen	44,362	42,731
Joint ventures	26,071	27,671

	$78,256	159,312

The following table summarizes the noncontrolling interests (loss) earnings recognized by others with respect to the Company’s subsidiaries for the years ended December 31, 2010, 2009 and 2008 (in thousands):

	For the Years Ended December 31,
	2010	2009	2008
	As Adjusted	As Adjusted
	(Note 1)	(Note 1)
Noncontrolling interests - Continuing Operations
BankAtlantic Bancorp	$(85,821)	(127,716)	(161,416)
Woodbridge	—	6,008	(113,593)
Bluegreen	12,350	3,416	—
Joint ventures	7,980	(3,002)	12

	$(65,491)	(121,294)	(274,997)

Noncontrolling interests - Discontinued Operations:
BankAtlantic Bancorp	$(274)	2,592	12,144
Woodbridge	—	(661)	2,286
Bluegreen	(10,574)	(1,248)	—
Joint ventures	—	—	—

	$(10,848)	683	14,430

	$(76,339)	(120,611)	(260,567)